LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Loss per share – Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023*	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(1,809,030)	$(2,000,555)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(1.10)	$(1.26)
Diluted	$(1.10)	$(1.26)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(1,790,303)	$(1,808,675)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(1.09)	$(1.14)
Diluted	$(1.09)	$(1.14)

DISCONTINUED OPERATIONS
Net loss attributable to the Company	$(18,727)	$(191,880)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(0.01)	$(0.12)
Diluted	$(0.01)	$(0.12)

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.